December 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Aspiriant Global Equity Trust

  File Nos. 333-178600 and 811-26488

Ladies and Gentlemen:

On behalf of our client, Aspiriant Global Equity Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Pre-Effective Amendment No. 3, which was filed via EDGAR Accession No. 0001193125-12-512565 on December 21, 2012.

Please contact me at (202) 373-6799 with questions or comments.

Sincerely,

W. John McGuire